REVENUE FROM CONTRACTS WITH CUSTOMERS (Details Narrative) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2025 ILS (₪)
IfrsStatementLineItems [Line Items]
Contract liability	$ 294				₪ 938
Revenue	12,547	₪ 40,024	₪ 9,661	₪ 6,188
Clalit health services [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 2,764	₪ 8,818	₪ 8,630	₪ 5,898